Remuneration to Employees and Directors (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Remuneration to Employees and Directors [Abstract]
Employees' minimum remuneration percentage	5.00%
Directors' maximum remuneration percentage	1.00%
Other short-term employee benefits	$ 1,215,696	$ 4,062,114	$ 1,107,486
Directors' remuneration expense	$ 27,780	$ 132,604	$ 24,226